Share Capital and Dividends - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands					12 Months Ended
	Oct. 31, 2022 USD ($) shares	Jul. 01, 2022 shares	Jun. 21, 2022 CAD ($) $ / shares shares	Jun. 14, 2021 CAD ($) $ / shares shares	Mar. 31, 2023 CAD ($) shares Vote $ / shares	Mar. 31, 2023 USD ($) shares Vote $ / shares	Mar. 31, 2022 CAD ($) shares Vote $ / shares	Mar. 31, 2022 USD ($) shares Vote $ / shares	Sep. 14, 2022 shares	Jun. 21, 2022 $ / shares	Sep. 14, 2021 shares	Jun. 14, 2021 $ / shares
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of Datum, net of share issuance costs							$ 80,585,000
Exercise of stock options					$ 346,000		299,000
Proceeds from issuing shares					0		24,686,000
Share issuance, net of share issue costs					$ (29,000)		$ 0
Number of subordinated voting shares purchased (in shares) | shares				1,073,302
Exercise price (in CAD per option) | (per share)			$ 1.38	$ 1.20						$ 1.06		$ 0.99
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares					$ 2.66		$ 3.40
Performance Share Units | shares				332,263
Performance share units, vesting period			3 years	3 years
Restricted share units | shares					181,498	181,498	181,498	181,498
Performance share units					$ 1,233,000		$ 273,000
Deferred income tax					(6,826,000)		(3,007,000)
Allowable Purchase for Cancellation of Subordinate Voting Shares | shares									2,491,128		5,462,572
Normal course issuer bid, percentage of public float									5.00%		10.00%
Shares purchased for cancellation					$ (1,033,000)		$ (1,160,000)
Total contributions by, and distributions to, shareholders (in shares) | shares					2,470,200	2,470,200	34,030,178	34,030,178
Increase (decrease) in equity					$ 11,857,000		$ 107,726,000
CAD
Disclosure of classes of share capital [line items]
Stock options exercisable (in shares) | shares					3,400,696	3,400,696	3,079,598	3,079,598
Options issued (in shares) | shares			626,230	774,202
USD
Disclosure of classes of share capital [line items]
Options issued (in shares) | shares			265,125	299,100
DSU
Disclosure of classes of share capital [line items]
Settlement period, Canadian participants					90 days	90 days
Settlement period, US Participants					6 months	6 months
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares					227,453	227,453	173,149	173,149
Aggregate fair value of other equity instruments granted					$ 579,000		$ 576,000
PSU
Disclosure of classes of share capital [line items]
Fair value of other equity instruments granted (in CAD per share)			$ 3.25	$ 3.24
Aggregate fair value of other equity instruments granted			$ 1,716,000	$ 1,077,000
Contributed Surplus
Disclosure of classes of share capital [line items]
Increase (decrease) in equity					4,842,000		(43,000)
Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of Datum, net of share issuance costs							80,585,000
Shares purchased for cancellation					(1,303,000)		(1,244,000)
Increase (decrease) in equity					6,745,000		107,685,000
Deficit
Disclosure of classes of share capital [line items]
Shares purchased for cancellation					270,000		84,000
Increase (decrease) in equity					(270,000)		(84,000)
Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Value of vested shares					100,000		350,000
Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Value of vested shares					0		453,000
Askida Inc.
Disclosure of classes of share capital [line items]
Value of vested shares					251,000		721,000
Datum Consulting Group, LLC
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of Datum, net of share issuance costs					5,528,000
Value of vested shares					2,644,000		$ 0
Deferred Cash Consideration Paid					8,000
Datum Consulting Group, LLC | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of Datum, net of share issuance costs					5,528,000
Trafic 3W inc
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of Datum, net of share issuance costs					276,000
Deferred Cash Consideration Paid					2,000
Trafic 3W inc | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of Datum, net of share issuance costs					$ 276,000
Top of range
Disclosure of classes of share capital [line items]
Employee’s basic contribution					10.00%	10.00%
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | Vote					1	1	1	1
Issuance of Multiple Voting Shares from exercise of stock options					$ 346,000		$ 299,000
Issuance of Subordinate Voting Shares from settlement of DSU (in shares) | shares					152,632	152,632	63,874	63,874
Subordinate Voting Shares | Contributed Surplus
Disclosure of classes of share capital [line items]
Issuance of Multiple Voting Shares from exercise of stock options							$ (229,000)
Issuance of Multiple Voting Shares from exercise of stock options					$ (190,000)		$ (195,000)
Subordinate Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares from exercise of stock options (in shares) | shares					0	0	2,750	2,750
Issuance of Multiple Voting Shares from exercise of stock options					$ 0		$ 10,000
Issuance of Subordinate Voting Shares from settlement of DSU (in shares) | shares							63,874	63,874
Issuance of Multiple Voting Shares from exercise of stock options					536,000		$ 195,000
Stock Converted During Period, Value					$ 182,000		182,000
Stock Issued During Period, Value, Private Placement, Gross							$ 25,000,000
Stock Issued During The Period, Share Price | $ / shares							$ 3.07
Stock Issued During Period, Value, Private Placement							$ 24,686,000
Share issue costs							(427,000)
Deferred income tax							$ 113,000
Stock Purchased For Cancellation, Shares | shares					(371,525)	(371,525)	(349,400)	(349,400)
Stock Issued During Period, Shares, Private Placement | shares							8,143,322	8,143,322
Stock Converted During Period, Shares | shares							302,632	302,632
Subordinate Voting Shares | Share Capital | Entity Controlled By Director
Disclosure of classes of share capital [line items]
Stock Issued During Period, Shares, Private Placement | shares							6,514,658	6,514,658
Subordinate Voting Shares | Share Capital | Investissement Quebec
Disclosure of classes of share capital [line items]
Stock Issued During Period, Shares, Private Placement | shares							1,628,664	1,628,664
Subordinate Voting Shares | Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares							157,882	157,882
Issuance of Subordinate Voting Shares in consideration of the acquisition of Datum, net of share issuance costs					$ 600,000		$ 600,000
Subordinate Voting Shares | Matricis Informatique Inc. | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares					157,882	157,882
Subordinate Voting Shares | Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares							376,250	376,250
Equity interest issued or issuable					$ 1,108,000	$ 819	$ (1,249,000)	$ 975
Subordinate Voting Shares | Alithya Travercent LLC | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares					580,500	580,500
Subordinate Voting Shares | Askida Inc.
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares							300,192	300,192
Issuance of Subordinate Voting Shares in consideration of the acquisition of Datum, net of share issuance costs							$ 1,086,000
Subordinate Voting Shares | Acquisition of outstanding shares of R3D consulting Inc. | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares							25,182,676	25,182,676
Issuance of Subordinate Voting Shares in consideration of the acquisition of Datum, net of share issuance costs							$ 80,585,000
Subordinate Voting Shares | Datum Consulting Group, LLC
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares		5,551,961
Equity interest issued or issuable						$ 5,552
Subordinate Voting Shares | Datum Consulting Group, LLC | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares					1,867,262	1,867,262
Issuance of Subordinate Voting Shares in consideration of the acquisition of Datum, net of share issuance costs					$ 5,528,000
Business Acquisition, Equity Interest Issued, Share Issue Related Cost					(32,000)
Subordinate Voting Shares | Trafic 3W inc
Disclosure of classes of share capital [line items]
Equity interest issued or issuable	$ 281
Subordinate Voting Shares | Trafic 3W inc | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares	83,449
Issuance of Subordinate Voting Shares in consideration of the acquisition of Datum, net of share issuance costs					276,000
Business Acquisition, Equity Interest Issued, Share Issue Related Cost					$ (7,000)
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | Vote					10	10	10	10
Number of stock options available to purchase of shares (in shares) | shares					505,264	505,264	657,896	657,896
Multiple Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares from exercise of stock options (in shares) | shares					152,632	152,632	152,632	152,632
Issuance of Multiple Voting Shares from exercise of stock options					$ 536,000		$ 518,000
Stock Converted During Period, Value							$ 182,000
Stock Converted During Period, Shares | shares							302,632	302,632
Subordinate Voting Shares and Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares					152,632	152,632	155,382	155,382
Subordinate Voting Shares and Multiple Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Multiple Voting Shares from exercise of stock options							$ 528,000
Long Term Incentive Plan
Disclosure of classes of share capital [line items]
Vesting period					4 years	4 years
Number of subordinated voting shares purchased (in shares) | shares			891,355
Long Term Incentive Plan | CAD
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares					152,632	152,632	154,132	154,132
Stock options exercisable (in shares) | shares					1,464,014	1,464,014	1,289,896	1,289,896
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares					$ 2.27		$ (1.92)
Long Term Incentive Plan | USD
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares					0	0	1,250	1,250
Stock options exercisable (in shares) | shares					284,400	284,400	237,909	237,909
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares						$ 0		$ 1.67
Long Term Incentive Plan | Subordinate Voting Shares and Multiple Voting Shares
Disclosure of classes of share capital [line items]
Percentage of aggregate number of shares issued and outstanding					10.00%	10.00%